BALANCE SHEET (FY) - USD ($)		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 23, 2020
ASSETS
Current asset - cash		$ 724,452			$ 185,752
Deferred offering costs		0			417,083
TOTAL ASSETS		201,100,116			602,835
Current Liabilities
Accrued offering costs		108,000			332,899
Promissory note - related party		0			250,000
Total Current Liabilities		350,943			582,899
Commitments and Contingencies
Shareholder's Equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none outstanding		0			0
Additional paid in capital		0	$ 0	$ 0	24,497
Accumulated deficit		(16,011,327)	(24,388,943)	(26,957,210)	(5,064)
Total Shareholders' Equity (Deficit)		(16,010,827)	(24,388,443)	(26,956,710)	19,936	$ 19,944	$ 19,952	$ 19,975	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)		201,100,116			602,835
As Previously Reported [Member]
Shareholder's Equity
Additional paid in capital			4,499,186	7,067,430	24,497
Accumulated deficit			500,027	(2,068,240)
Total Shareholders' Equity (Deficit)			5,000,007	5,000,010
Class A Ordinary Shares [Member]
Shareholder's Equity
Ordinary shares - $0.0001 par value		0	0	0	0
Class A Ordinary Shares [Member] | As Previously Reported [Member]
Shareholder's Equity
Ordinary shares - $0.0001 par value			$ 294	$ 320
Class B Ordinary Shares [Member]
Shareholder's Equity
Ordinary shares - $0.0001 par value	[1]	$ 500			503
Class B Ordinary Shares [Member] | As Previously Reported [Member]
Shareholder's Equity
Ordinary shares - $0.0001 par value	[2]				$ 503

[1]	Includes up to 31,250 shares of Class B ordinary shares subject to forfeiture as a result of the underwriter’s election to partially exercise its over-allotment option underwriters (see Note 5).
[2]	Includes an aggregate of up to 656,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4). On January 26, 2021, the Sponsor returned 1,437,500 Class B ordinary shares to the Company, which were canceled, and on February 11, 2021 the Company effected a share capitalization pursuant to which an additional 718,750 Founder Shares were issued resulting in an aggregate of 5,031,250 Class B ordinary shares outstanding (see Note 4). All share and per-share amounts have been retroactively restated to reflect the share cancellation.